BUSINESS COMBINATIONS - Disclosure of assets acquired and liabilities assumed (Roseman Engineering Ltd. and Roseman Holdings Ltd) (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
		Apr. 05, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 01, 2024 ILS (₪)	Apr. 01, 2024 USD ($)
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Cash		$ 4,089
Deferred consideration		555
Issuance of Ordinary Shares		505				₪ 1,900	$ 505
Total consideration		5,149
Amounts recognized on the acquisition date:
Cash and cash equivalents		401
Trade receivables		2,643
Inventory		1,269
Other receivables		284
Right of use assets		1,466
Property and equipment		158
Customer relations		1,109
Technology		665
Deferred Income		(693)
Accounts payable		(635)
Other liabilities		(754)
Other payables		(1,744)
Lease liabilities		(1,466)
Deferred tax liability		(408)
Total consideration		2,295
Goodwill	[1]	2,854
Total consideration		5,149
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		4,089
Cash and cash equivalents consolidated for the first time		(401)
As reported in cash flows from investing activities for the acquisition		$ 3,688

[1]	The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Roseman's expressed by synergy of good reputation, brand identity, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Roseman represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.